Lease Obligation Payable (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Lease Obligation Payable (Textual)
Amortization of lease equipment	$ 66,970	$ 58,934
Lease obligation interest rate	12.00%	12.00%
Lease obligation maturity date	Mar. 31, 2022	Mar. 31, 2022